UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Report to Stockholders.

AC ONE CHINA FUND

INVESTOR CLASS – ACOCX
INSTITUTIONAL CLASS – ACOIX

SEMI-ANNUAL REPORT

DECEMBER 31, 2012

AC ONE CHINA FUND

January 30, 2013

Dear Fellow Shareholders,

With December 31, 2012 marking the end of AC One China Fund’s first semi-annual period, we are pleased to share with you this review and update regarding our progress.

The purpose of this Fund is to provide North American investors with exposure to the Chinese economy in such a manner as to add regional, sector and currency diversity not easily attainable domestically. We believe China’s transition from a developing to a developed economy should provide the potential to be very rewarding, but can also imply great volatility, particularly in cyclical industries such as those tied to finance, export and real-estate. Therefore, the Fund has (compared to the major Chinese market indexes) over-weight allocations in the consumer, information technology and healthcare sectors while under-weighting allocations in the finance, energy, and material sectors where we believe North American investors can find equal or superior opportunities at home.  Conversely, some industries, which in North America are characterized by over capacity, low margins, and overly competitive environments (such as airlines, automobile manufacturing and retail) offer compelling opportunities in China as these entire sectors have shown fast growing demand, allowing for stronger margins and sales increases. Thus, this Fund offers both regional and sector diversity to suitable investors.

Since inception on July 27, 2012 to December 31, 2012, the AC One China Fund returned precisely 15.00%, vs. 18.81% for Hong Kong’s Hang Seng Index, 9.53% for the Shanghai Composite Index and 19.46%. For reasons centered largely on market access, transparency and liquidity, over eighty-five percent of the Fund’s transactions have been placed in Hong Kong. However, that should not imply that the Hang Seng Index is the best index with which to compare performance. The Fund’s continued emphasis on the market opportunities offered by the growing Chinese middle class has produced this performance with what the Fund’s managers believe to be lower volatility derived from less exposure to the more-cyclical, financial (particularly real estate development-related), export and infrastructure sectors.

When the Fund began investing towards the end of the summer of 2012, market sentiment, and prices, in China remained at valuations well below the recovery levels seen in much of the world. Soon after our Fund’s inception, this sentiment began to improve and continues to improve as I write this letter. Those holdings held by your Fund that were most exposed to the cyclical sectors of China’s consumer economy provided the best performance for the Fund as, we believe, they experienced the largest improvement in market sentiment. Zhuzhou CSR Times, which supplies China’s high-speed railway with sophisticated technologies, rose 51.31%, NetDragon Websoft, a mobile game provider, rose 46.88%, Great Wall Motor rose 42.42% and Air China rose 38.02%. But the single most significant gainer for the Fund was Anton Oilfield Services, up a remarkable 117.62%, as some investors foresee a boom in unconventional gas production in western China and expect Anton Oilfield Services capitalize on this development.

By contrast, the poorest performing holding of the Fund, Spreadtrum Communications Inc, was down just 7.01%.  This mobile-device chipmaker suffered from the same performance issues as the other underperformers in the Fund, Baidu (-6.92%), Netease (-6.27%) and Hengnan International (-5.94)—namely domestic competition. Hengnan International, the largest personal paper products company in China, was typical in that it earned lower income as it invested to consolidate its position among Chinese consumers and increased both its sales and market share.

AC ONE CHINA FUND

The flow of economic data from China continues to suggest that the relative slowdown of the past two years (+7.5% Gross Domestic Product (“GDP”) vs. +10.0% GDP) has ended. Fourth quarter growth was 7.9%, up strongly from a 7.4% rate in the third quarter—further confirmation of trends that began at the end of that quarter. The HSBC Flash China PMI Survey for January (a leading indicator) rose to 51.9, well above the crucial 50-level (where it has not been for several years) which generally delineates contraction from expansion.

More recent forecasts of 2013 Chinese GDP suggest a consensus around +8.4%--up 0.6% from 2012. It is noteworthy that this rebound is expected to be led by domestic demand—particularly consumption and investment while exports are expected to contract slightly. These forecasts strengthen our conviction that a strategy focused on this growing Chinese domestic market offers an opportunity for favorable long-term risk to reward ratio.

The managers of the AC One China Fund are gratified by the faith you, our shareholders, have placed with us and look forward to continued progress in the quarters and years ahead. Thank you for your interest,

Patrick Pascal
Co-President
AC One Asset Management, LLC

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Because the fund is focused on Chinese companies it is subject to greater risk of adverse events in the country and region. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

The Hang Seng Index is a freefloat-adjusted market capitalization index designed to measure the equity market in Hong Kong. The Shanghai Composite Index is a capitalization-weighted index that tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. You cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

The AC One China Fund is distributed by Quasar Distributors, LLC.

AC ONE CHINA FUND

EXPENSE EXAMPLE (UNAUDITED)
DECEMBER 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments and wire transfer fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 27, 2012 – December 31, 2012).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

	Beginning Account Value (07/27/2012)	Ending Accoung Value (12/31/2012)	Expenses Paid During Period (1) (07/27/2012 to 12/31/2012)
Investor Class Actual(2)	$1,000.00	$1,148.00	$9.01
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.12	$8.44

Institutional Class Actual(2)	$1,000.00	$1,150.00	$7.86
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.19	$7.36

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.95% and 1.70% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period since inception/365 (to reflect the period since inception).

(2)	Based on the actual returns for the period inception through December 31, 2012 of 14.80% and 15.00% for the Investor Class and Institutional Class, respectively.

AC ONE CHINA FUND

SECTOR ALLOCATION (UNAUDITED)
AS OF DECEMBER 31, 2012(1)
(%OF NET ASSETS)

TOP TEN EQUITY HOLDINGS (UNAUDITED)
AS OF DECEMBER 31, 2012(1)
(%OF NET ASSETS)

Tencent Holdings	7.1%
Tingyi Holding	4.8
Ping An Insurance Group, Class H	4.7
Tsingtao Brewery, Class H	3.8
Hengan International Group	3.7
WantWant China Holdings	3.4
GreatWall Motor, Class H	3.1
Industrial & Commercial Bank of China, Class H	2.8
Belle International Holdings	2.6
CSR, Class H	2.6

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

AC ONE CHINA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2012

	Shares	Value
COMMON STOCKS – 94.1%
Consumer Discretionary – 16.6%
Belle International Holdings	49,000	$108,367
Brilliance China Automotive Holdings*	46,000	57,808
Chow Tai Fook Jewellery	44,200	71,984
Geely Automobile Holdings	85,000	41,075
Golden Eagle Retail Group	25,000	62,266
Great Wall Motor, Class H	40,000	128,653
Hengdeli Holdings	104,000	38,149
Sa Sa International Holdings	100,000	83,037
Samsonite International	15,900	33,368
Shangri-La Asia	30,000	60,433
		685,140
Consumer Staples – 19.6%
Biostime International Holdings	17,500	55,110
China Mengniu Dairy	4,000	11,433
China Resources Enterprise	12,000	43,917
Hengan International Group	16,500	150,691
Sun Art Retail Group	35,500	54,885
Tingyi Holding	70,000	196,943
Tsingtao Brewery, Class H	26,000	154,967
Want Want China Holdings	100,000	140,141
		808,087
Energy – 7.5%
Anton Oilfield Services Group	52,000	27,816
China Oilfield Services, Class H	18,000	37,742
China Petroleum & Chemical, Class H	78,000	89,799
CNOOC	39,000	85,918
Kunlun Energy	32,000	67,659
		308,934
Financials – 13.4%
Bank Of China, Class H	83,000	37,589
China Life Insurance, Class H	29,000	96,050
Hong Kong Exchanges & Clearing	1,200	20,767
Industrial & Commercial Bank of China, Class H	160,000	115,484
PICC Property & Casualty, Class H	62,000	88,553
Ping An Insurance Group, Class H	22,500	191,919
		550,362

See Notes to the Financial Statements

AC ONE CHINA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2012 – CONTINUED

	Shares	Value

Health Care – 5.7%
Shandong Weigao Group Medical Polymer, Class H	102,000	$102,346
Sinopharm Group, Class H	16,400	52,079
Tong Ren Tang Technologies, Class H	36,000	80,008
		234,433
Industrials – 9.6%
Air China, Class H*	112,000	95,906
AviChina Industry & Technology, Class H	84,000	37,764
Beijing Capital International Airport – Class H	40,000	29,035
China Everbright International	64,000	32,832
CSR, Class H	119,000	105,957
Orient Overseas International	3,000	19,805
Zhuzhou CSR Times Electric, Class H	20,000	75,907
		397,206
Information Technology – 17.9%
AAC Technologies	18,500	65,598
Baidu – ADR*	665	66,693
GCL-Poly Energy Holdings	147,000	30,431
Lenovo Group	114,000	105,115
NetDragon Websoft	24,000	34,308
NetEase – ADR*	1,046	44,507
Spreadtrum Communications – ADR	2,729	48,030
Tencent Holdings	8,900	291,891
ZTE, Class H	31,000	53,228
		739,801
Materials – 0.5%
Jiangxi Copper, Class H	8,000	21,550
Telecommunication Services – 2.0%
China Mobile	7,000	82,374
Utilities – 1.3%
China Resources Gas Group	26,000	53,909
Total Common Stocks
(Cost $3,400,093)		3,881,796

See Notes to the Financial Statements

AC ONE CHINA FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2012 – CONTINUED

	Shares	Value

SHORT-TERM INVESTMENT – 4.0%
Invesco Treasury Portfolio, 0.15%^
(Cost $165,054)	165,054	$165,054
Total Investments – 98.1%
(Cost $3,565,147)		4,046,850
Other Assets and Liabilities, Net – 1.9%		76,625
Total Net Assets – 100.0%		$4,123,475

* Non-income producing security.
^ Variable Rate Security – The rate shown is the current yield as of December 31, 2012.
   ADR – American Depositary Receipt

See Notes to the Financial Statements

AC ONE CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2012

ASSETS:
Investments, at value
(cost $3,565,147)		$4,046,850
Cash		70,099
Interest receivable		38
Prepaid expenses		25,036
Receivable from adviser for expense reimbursements		20,628
Total assets		4,162,651

LIABILITIES:
Payable to affiliates		28,507
Accrued expenses		10,603
Accrued distribution fees		66
Total liabilities		39,176

NET ASSETS		$4,123,475

NET ASSETS CONSIST OF:
Paid-in capital		$3,644,024
Accumulated undistributed net investment loss		(9,727)
Accumulated undistributed net realized gain on investments		7,482
Net unrealized appreciation on investments		481,696
Net Assets		$4,123,475

	Investor	Institutional
	Class	Class

Net Assets	$110,608	$4,012,867
Shares issued and outstanding(1)	9,633	349,062
Net asset value, redemption price and minimum offering price per share	$11.48	$11.50
Maximum offering price per share ($11.48/0.9450)	$12.15	N/A

(1) Unlimited shares authorized.

See Notes to the Financial Statements

AC ONE CHINA FUND

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD INCEPTION THROUGH DECEMBER 31, 2012(1)

INVESTMENT INCOME:
Interest income	$134
Dividend income	9,324
Less: Foreign taxes withheld	(324)
Total investment income	9,134

EXPENSES:
Fund administration & accounting fees	48,820
Transfer agent fees	21,232
Custody fees	14,560
Investment adviser fees	13,818
Federal & state registration fees	11,178
Audit fees	7,130
Trustee fees	6,505
Legal fees	5,120
Compliance fees	5,115
Postage & printing fees	3,415
Other	1,965
Distribution fees – Investor Class	68
Total expenses before reimbursement	138,926
Less: Reimbursement from investment adviser	(120,065)
Net expenses	18,861

NET INVESTMENT LOSS	(9,727)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	7,482
Net change in unrealized appreciation on investments	481,696

Net realized and unrealized gain on investments	489,178

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$489,451

(1) Inception date of the Fund was July 27, 2012.

See Notes to the Financial Statements

AC ONE CHINA FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period Inception Through December 31, 2012(1) (Unaudited)

OPERATIONS:
Net investment loss	$(9,727)
Net realized gain on investments	7,482
Net change in unrealized appreciation on investments	481,696
Net increase in net assets resulting from operations	479,451
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	131,222
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(30,015)
Increase in net assets from Investor Class transactions	101,207
Institutional Class:
Proceeds from shares sold	3,542,817
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	—
Increase in net assets from Institutional Class transactions	3,542,817
Net increase in net assets resulting from capital share transactions	3,644,024
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—
From net realized gains	—
Total distributions to shareholders	—
TOTAL INCREASE IN NET ASSETS	4,123,475
NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment loss of $(9,727)	$4,123,475
TRANSACTIONS IN SHARES:
Investor Class:
Shares sold	12,320
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(2,687)
Net increase in Investor Class shares	9,633
Institutional Class:
Shares sold	349,062
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	—
Net increase in Institutional Class shares	349,062
Net increase in shares outstanding	358,695

(1) Inception date of the Fund was July 27, 2012.

See Notes to the Financial Statements

AC ONE CHINA FUND

FINANCIAL HIGHLIGHTS

For the Period Inception through December 31, 2012(1)(Unaudited)

Investor Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.03)
Net realized and unrealized gain on investments and translations of foreign currencies	1.51
Total from investment operations	1.48

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net capital gains	—
Total Distributions	—

Net asset value, end of period	$11.48

TOTAL RETURN(3)(4)	14.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$110

Ratio of expenses to average net assets
Before expense reimbursement(5)	12.81%
After expense reimbursement(5)	1.95%

Ratio of net investment loss to average net assets:	(11.98)%
Before expense reimbursement(5)	(1.12)%
After expense reimbursement(5)

Portfolio turnover rate(4)	2%

(1) Inception date of the Fund was July 27, 2012.
(2) For a Fund share outstanding for the entire period.
(3) Total return does not reflect sales charges.
(4) Not annualized.
(5) Annualized.

See Notes to the Financial Statements

AC ONE CHINA FUND

FINANCIAL HIGHLIGHTS

For the Period Inception through December 31, 2012(1)(Unaudited)

Institutional Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.03)
Net realized and unrealized gain on investments and translations of foreign currencies	1.53
Total from investment operations	1.50

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net capital gains	—
Total distributions	—

Net asset value, end of period	$11.50

TOTAL RETURN(3)	15.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$4,013

Ratio of expenses to average net assets:
Before expense reimbursement(4)	12.56%
After expense reimbursement(4)	1.70%

Ratio of net investment loss to average net assets:
Before expense reimbursement(4)	(11.73)%
After expense reimbursement(4)	(0.87)%

Portfolio turnover rate(3)	2%

(1) Inception date of the Fund was July 27, 2012.
(2) For a Fund share outstanding for the entire period.
(3) Not annualized.
(5) Annualized.

See Notes to the Financial Statements

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2012

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The AC ONE China Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on July 27, 2012. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by AC ONE Asset Management, LLC (the “Adviser”). The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended December 31, 2012, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended December 31, 2012, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2012 – CONTINUED

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2012 – CONTINUED

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$193,538	$3,688,258	$—	$3,881,796
Short-Term Investment	165,054	—	—	165,054
Total Investments in Securities	$358,592	$3,688,258	$—	$4,046,850

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONSWITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2012 – CONTINUED

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.95% and 1.70% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect through at least May 31, 2014, subject to termination upon 60 days written notice by either the Trust or the Adviser after May 16, 2013. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration      Amount
6/30/2016       $120,065

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant. For the period ended December 31, 2012, the Fund incurred $48,820 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund. For the period ended December 31, 2012, the Fund incurred $16,420 in transfer agent fees (excluding transfer agency out-of-pocket expenses). U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the period ended December 31, 2012, the Fund incurred $14,560 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the period ended December 31, 2012 the Fund incurred $5,115 in compliance fees.

5. DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended December 31, 2012, the Investor Class incurred expenses of $68 pursuant to the Plan.

AC ONE CHINA FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2012 – CONTINUED

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2012, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	$3,427,039	$34,746

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2012, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$527,718	$(46,015)	$481,703	$3,565,147

There were no distributions made by the Fund for the period ended December 31, 2012.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2012, Young Hur owned 45.3% of the outstanding shares of the Investor Class, and SEI Private Trust, Co. owned 58.0% of the outstanding shares of the Institutional Class.

8. CONCENTRATION RISK

The Fund follows an investment policy of investing primarily in the securities of Chinese issuers and other investments that are tied economically to China. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

AC ONE CHINA FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AC ONE ASSET MANAGEMENT, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 16, 2012, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and AC ONE Asset Management, LLC. (“AC ONE”) regarding the AC ONE China Fund (the “Fund”). The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from AC ONE and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and AC ONE (“Support Materials”). Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement. AC ONE also met with the Trustees and provided further information regarding its proposed services to the Fund, including but not limited to information regarding its investment philosophy.

In determining whether to approve the Investment Advisory Agreement between the Trust and AC ONE (“Investment Advisory Agreement”), the Trustees considered all factors they believed relevant to such determination, including the following: (1) the nature, extent, and quality of the services to be provided by AC ONE; (2) the cost of the services to be provided and the profits to be realized by AC ONE from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to AC ONE resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon AC ONE’s presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and AC ONE as will be set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that AC ONE will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Advisory Agreement between the Trust and AC ONE, noting that AC ONE will be providing investment management services to the Fund which include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by AC ONE on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Trustees considered that AC ONE is a newly organized registered investment adviser and a joint venture between Chelsea Management Company and AssetPlus Investment Management Corp., long-standing organizations with combined assets under management of $1.8 billion. The Trustees noted that AssetPlus manages a Korean-registered China fund and considered its performance. They also noted that AC ONE would be utilizing the research capabilities of AssetPlus’ Shanghai, China office. The Trustees also considered the capitalization of AC ONE and noted the firm’s commitment to consider a subscription period to ensure the Fund has sufficient assets to pursue its investment objective of investing in Chinese securities, as well as its commitment to fund a reserve escrow account as an added assurance of prompt payment of its obligations to the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services proposed to be provided by AC ONE to the Fund pursuant to the Advisory Agreement with the Trust.

AC ONE CHINA FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
AC ONE ASSET MANAGEMENT, LLC – CONTINUED

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee to be paid by the Fund to AC ONE in the amount of 1.25% of the Fund’s average annual daily net assets and AC ONE’s profitability analysis, reflected in a 12 month pro-forma, for services to be rendered to the Fund by AC ONE. In this regard, the Trustees noted that AC ONE expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees payable by the Fund. The Trustees also noted that AC ONE had contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to reimburse the Fund for its operating expenses, and to reduce its management fees to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.95% of the average daily net assets of the Investor Class and 1.70% of the average daily net assets of the Institutional Class shares. The Trustees concluded that AC ONE’s advisory relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses born by the Fund and those of funds within its Lipper benchmark category. While the Trustees noted that the Fund’s management fee was higher than the average and median management fees (after waivers) reported for the benchmark category, they also considered that the total expenses of the Institutional Class shares of the Fund were lower than the average total expenses (after waivers and expense reimbursements) reported for the benchmark category, which includes a mix of funds with and without Rule 12b-1 fees, which the Institutional Class does not have. They further noted that the average net assets of funds in the benchmark category were significantly higher than the projected assets of the Fund. While recognizing that it is difficult to compare advisory fees since advisory services provided may vary from one investment adviser to another, the Trustees concluded that AC ONE’s proposed advisory fee is reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund did not contain breakpoints. The Trustees noted the fact that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of AC ONE advisory services required to be provided to the Fund at this time. The Trustees also considered that AC ONE agreed to implement breakpoints to recognize future asset growth.

Other Benefits. The Trustees noted that AC ONE does not intend to utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that AC ONE will not receive any additional financial benefits from services rendered to the Fund.

AC ONE CHINA FUND

ADDITIONAL INFORMATION (UNAUDITED)
DECEMBER 31, 2012

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

AC ONE CHINA FUND

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
AC ONE Asset Management, LLC
444 South Flower Street
Los Angeles, CA 90071

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee,WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee,WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44145

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date   March 7, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  March 7, 2013

* Print the name and title of each signing officer under his or her signature.